License Agreements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2006 USD ($) Agreement shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
License Agreements [Abstract]
Number of license agreement | Agreement	4
License fees paid | $	$ 60,000
Ordinary shares, shares issued | shares	666,667	68,487,948	68,474,614